Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

June 30, 2021

FRX-X10-QTLY-0821
1.906836.111

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 19.2%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $114,384,678)	11,696,734	173,345,593

International Equity Funds - 12.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $78,816,624)	7,358,599	115,309,239

Bond Funds - 43.8%
Fidelity Series Bond Index Fund (a)	34,927,366	367,086,614
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,305,235	27,664,821
TOTAL BOND FUNDS
(Cost $385,531,401)		394,751,435

Inflation-Protected Bond Funds - 7.7%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $64,423,624)	6,370,008	69,942,693

Short-Term Funds - 16.5%
Fidelity Cash Central Fund 0.06% (b)	5,946	5,947
Fidelity Series Treasury Bill Index Fund (a)	14,863,768	148,637,681
TOTAL SHORT-TERM FUNDS
(Cost $148,658,542)		148,643,628
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $791,814,869)		901,992,588
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,700)
NET ASSETS - 100%		$901,989,888

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	1
Total	$1

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,947	$--	$--	$--	$--	$5,947	0.0%
Total	$5,947	$--	$--	$--	$--	$5,947

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$354,630,504	$28,124,071	$20,780,736	$1,306,523	$(318,974)	$5,431,749	$367,086,614
Fidelity Series Global ex U.S. Index Fund	113,532,428	7,184,885	11,524,569	--	1,477,473	4,639,022	115,309,239
Fidelity Series Inflation-Protected Bond Index Fund	67,332,050	5,095,709	3,974,913	--	4,312	1,485,535	69,942,693
Fidelity Series Long-Term Treasury Bond Index Fund	26,011,511	1,662,574	1,540,213	159,337	(140,459)	1,671,408	27,664,821
Fidelity Series Total Market Index Fund	169,980,797	9,448,466	19,153,340	642,437	2,827,377	10,242,293	173,345,593
Fidelity Series Treasury Bill Index Fund	142,587,634	14,395,360	8,345,313	24,599	(2,043)	2,043	148,637,681
Total	$874,074,924	$65,911,065	$65,319,084	$2,132,896	$3,847,686	$23,472,050	$901,986,641

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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